Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Note 6. Intangible Assets

The Company acquired various intangible assets in connection with the acquisition of Fat Patty’s, and WingHouse. Intangible assets include a tradename valued at $770,000 and a non-compete agreement valued at $18,840 for a total of $788,840 on August 30, 2018, which is the date the acquisition of Fat Patty’s was completed, and $5,380,000 for a trademark on October 11, 2019, the WingHouse acquisition date. The Company amortizes the non-compete agreement on a straight-line basis over the expected period of benefit, which is five years. The tradename has an indefinite life and is not subject to amortization but tested for impairment on an annual basis. The Company recognized $942 and $1,884 of amortization expense on the non-compete agreement during the three- and six-month period ended June 30, 2021. Accordingly, the Company had total intangible assets of $6,157,145 at June 30, 2021.

The following table presents the future amortization expense to be recognized from the Company’s intangible assets at June 30, 2021:

Year	Amortization Expense to be Recognized
2021 (remaining 6 months)	$1,884
2022	3,768
2023	1,493
Total	$7,145

Note 7. Intangible Assets

The Company acquired various intangible assets in connection with the acquisition of Fat Patty’s on August 30, 2018. Intangible assets associated with Fat Patty’s consisted of a tradename valued at $770,000 and a non-compete agreement valued at $18,840 for a total of $788,840 on August 30, 2018. The Company also acquired intangible assets in connection with the acquisition of WingHouse on October 11, 2019. Intangible assets associated with WingHouse consisted of a tradename valued at $5,380,000 on October 11, 2019.

The Company amortizes the Fat Patty’s non-compete agreement on a straight-line basis over the expected period of benefit, which is five years. The tradenames have an indefinite life and are not subject to amortization but tested for impairment on an annual basis. The Company recognized $3,768 and $3,768 of amortization expense on the non-compete agreement during the years ended December 31, 2020 and 2019. Accordingly, the Company had total intangible assets of $6,159,029 and $6,162,797 at December 31, 2020 and 2019.

The following table presents the future amortization expense to be recognized from the Company’s intangible assets at December 31, 2020:

Year	Amortization Expense to be Recognized
2021	$3,768
2022	3,768
2023	1,493
2024	—
Thereafter	—
Total	$9,029